Registration No. 333-45664

ICA No. 811- 10123

As filed with the Securities and Exchange Commission on April 27, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 1 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:

Amendment No. 1 4

(Check Appropriate Box or Boxes)

The North Country Funds

(Exact Name of Registrant as Specified in Charter)

c/o Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York  11788

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2700

(Registrant's Telephone Number, Including Area Code)

Emile R. Molineaux,   General Counsel

Gemini  Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York  11788

(Name and Address of Agent For Service)

With a copy to:

Alan G. Priest, Esq.

Ropes & Gray LLP

One Metro Center, 700 12th Street, NW

Suite 900

Washington, DC  20005-3948

It is proposed that this filing will become effective (check appropriate box):

( X )	immediately upon filing pursuant to paragraph (b).
( )	on (date) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on (date) pursuant to paragraph (a)(1).
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and District of Columbia, on the 26 th day of April, 2011.

THE NORTH COUNTRY FUNDS

By: /s/ANDREW  ROGERS___

Andrew Rogers

President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Post-Effective Amendment No. 1 3 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ GEORGE R. COUGHLAN*

        Trustee

April 26, 2011

      George R. Coughlan

/s/ JOHN C. OLSEN*

Trustee

April 26, 2011

John C. Olsen

/s/ ALAN E. REDEKER *

Trustee

April 26, 2011

      Alan E. Redeker

/s/ JOSEPH M. GROSSI *

Trustee

April 26, 2011

       Joseph M. Grossi

/s/ JOHN E. ARSENAULT *

      John E. Arsenault

Trustee

               April 26, 2011

/s/ ANDREW ROGERS_______

President

              April 26, 2011

      Andrew Rogers

Principal Executive Officer

/s/ JAMES R. COLANTINO___

Treasurer

              April 26, 2011

      James R. Colantino

Principal Financial Officer

/s/ ALAN G. PRIEST________

Attorney in Fact

April 26, 2011

       Alan G. Priest *

*Attorney-in-Fact pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

Joseph M. Grossi, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  February 11, 2002

/s/ Joseph M. Grossi

Joseph M. Grossi

POWER OF ATTORNEY

George R. Coughlan, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  February 11, 2002

/s/ George R. Coughlan, III

George R. Coughlan, III

 POWER OF ATTORNEY

Alan E. Redeker, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  February 11, 2002

/s/ Alan E. Redeker

Alan E. Redeker

POWER OF ATTORNEY

John C. Olsen, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  February 25, 2004

/s/ John C. Olsen

John C. Olsen

POWER OF ATTORNEY

John E. Arsenault, whose signature appears below, does hereby constitute and appoint Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  January 14, 2010

/s/ John E. Arsenault

John E. Arsenault

THE NORTH COUNTRY FUNDS

EXHIBIT INDEX

Item 28:

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase